Initial Public Offering (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 08, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of stock, number of shares issued in transaction (in Shares)	9,500,000	9,500,000
Initial public offering units	$ 300,000,000		$ 300,000,000
Offering costs	17,400,000
Deferred underwriting commissions	$ 10,500,000
Initial public offering, description	Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock, number of shares issued in transaction (in Shares)	30,000,000
Public shares per unit (in Dollars per share)	$ 10.00
Initial public offering units	$ 300,000,000
Offering costs	17,400,000
Deferred underwriting commissions	$ 10,500,000
Initial public offering, description	Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).
Generating gross proceeds	$ 300,000,000